Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net (loss)	$ (211,277)	$ (167,047)	$ (984,790)	$ (236,871)
Adjustments to reconcile net (loss) to net cash used in operating activities:
Amortization		7,822	31,289	31,329
Impairment loss			340,231
Stock-based compensation	20,697	1,081	105,650	4,326
Gain on sale of equity method investment				(100,000)
Changes in operating assets and liabilities:
Prepaid Expenses	(1,229)	(7,680)	(1,985)	(5,498)
Accounts payable	83,045	26,208	111,951	(13,940)
Accounts payable, related parties	98,807	23,640	159,457	(123,320)
Net Cash Used in Operating Activities	(9,957)	(115,976)	(238,197)	(443,974)
Cash Flows from Investing Activities:
Proceeds from sale of equity method investment				100,000
Net Cash Used in Investing Activities				100,000
Cash Flows from Financing Activities:
Proceeds from exercise of warrants	50,000		50,000
Payment of deferred offering costs			(15,001)
Proceeds from sale of common stock				560,000
Net Cash Provided By Financing Activities			34,999	560,000
Net (decrease) in Cash	(9,957)	(115,976)	(203,198)	216,026
Cash, Beginning of period	14,097	217,295	217,295	1,269
Cash, End of period	4,140	101,319	14,097	217,295
Supplementary Cash Flow Information
Cash paid for interest
Cash paid for taxes
Supplementary Non-Cash Flow Information
Deferred offering costs in accounts payable			$ 35,440